Other Income (Loss)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other Income (Loss)	OTHER INCOME (LOSS)

($ millions)	2020	2019
Long-term investments	(4.2)	(2.0)
Gain (loss) on capital dispositions	316.4	(199.2)
Government subsidy for decommissioning expenditures	5.1	—
Lease modification	(0.4)	12.2
Settlement proceeds	—	22.9
Other	5.4	6.2
Other income (loss)	322.3	(159.9)